LOGO

                                                     TREASURY OBLIGATIONS
                                                        MONEY MARKET FUND

                                                                BOND FUND

                                                               STOCK FUND

                                                              SEMI-ANNUAL
                                                                   REPORT
                                                 (DATED OCTOBER 31, 1995)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the SouthTrust Vulcan Funds (collectively referred to as the "Funds" or individually as the "Fund") for the six-month period ended October 31, 1995. This report begins with an Investment Review that discusses the economy and developments in the financial markets over the period. Next, you'll find the Portfolio of Investments and Financial Statements for the SouthTrust Vulcan Treasury Obligations Money Market Fund, the Vulcan Stock Fund, and the Vulcan Bond Fund.

Please note the following highlights for each fund over the six-month reporting period.

SOUTHTRUST VULCAN TREASURY OBLIGATIONS MONEY MARKET FUND
This portfolio of U.S. Treasury money market securities paid a total of $0.03 per share in dividends over the reporting period. Total net assets in the fund stood at $283.7 million at the end of the period.

SOUTHTRUST VULCAN STOCK FUND
The Fund's diversified portfolio of high-quality stocks delivered a total return of 13.80% based on net asset value (8.70% taking into account the fund's 4.5% sales charge)*. Its net asset value increased to $12.99 on the last day of the period, compared to $11.50 on the first day of the period. The fund paid $0.10 per share in dividends. Total net assets reached $164.9 million.

SOUTHTRUST VULCAN BOND FUND
The Fund's diversified portfolio of corporate and government bonds paid dividends totaling $0.30 per share. Its net asset value rose from $9.93 on the first day of the period to $10.33 on the last day of the period. The fund achieved a total return of 6.95% based on net asset value (2.72% taking into account the fund's 4% sales charge)*. Total net assets in the fund stood at $82.2 million at the end of the period.

Thank you for pursuing your financial goals through the SouthTrust Vulcan Funds. We look forward to keeping you up to date on your progress.

Sincerely,

LOGO
Edward C. Gonzales
President
December 15, 1995

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
INVESTMENT REVIEW
--------------------------------------------------------------------------------

MARKET REVIEW

Like an automobile on cruise control, the financial markets continued their consistent upward trend which began last December. Calendar year 1995's performance is turning out to be one of the best in history for both the bond and stock markets. This bullish euphoria has resulted from the ideal combination of moderate economic growth and flat-to-declining inflation.

ECONOMIC PERSPECTIVE

The Federal Reserve Board's ("Fed") July cut in the Fed funds rate shifted monetary policy from a restrictive bias toward neutrality. No Fed easing cycle in the postwar era has ended with just one 25 basis point reduction. However, Fed rate cuts tend to be much less frequent when the economy is healthy and growing.

Inflationary pressures continued to lessen during the latest calendar quarter. The Consumer Price Index (CPI), was up only 2.5% from a year ago and the Producer Price Index (PPI) was up just 1.8% over the same time period. The price component of the National Association of Purchasing Managers Index has fallen steadily since the beginning of the year. This component eased further in September after plunging in August, a sign that inflationary pressures continue to abate. The positive trend in inflation has proven to be a major factor supporting bonds and stocks, as the consensus forecast for the CPI was 3.5% at the start of the year.

Our greatest concern regarding the domestic economy is the sustainability of consumer spending. Income growth this year has not kept pace with spending. Consumer debt as a percentage of income is near record levels, and the savings rate remains near historic lows.

FIXED INCOME MARKET

In late December 1994, the U.S. Treasury yield curve briefly inverted. Historically, yield inversions have often preceded economic recessions. Although the economy never entered a recession, it slowed materially, allowing the Fed to stop raising rates in February 1995. The result was that bond prices sharply rallied this year as the focus of fixed income investors shifted toward possible interest rate reductions. Following the 25 basis point reduction in early July, many economists looked for continued rate cuts by the Fed.

The current environment for bonds is constructive. Moderate economic growth and low inflation are conducive to stable interest rates. Further signs of a sluggish economy would likely encourage the Fed to ease prior to the important Christmas selling season. The focus of the market, meanwhile, will shift back to Washington, as Congress and the Administration attempt to resolve budget, tax and deficit negotiations. Any action to significantly reduce the deficit would likely result in lower interest rates and a stronger U.S. dollar. In the Vulcan Bond Fund we continue to find high quality intermediate maturity corporate bonds and collateralized mortgage obligations to be attractive.

The investment objective of the Vulcan Bond Fund is to provide a level of total return consistent with a portfolio of high-quality debt securities. The weighted average maturity of the Fund's portfolio securities will generally be between five and ten years; however, the Fund's weighted average maturity may be adjusted based on anticipated market conditions.

The Vulcan Treasury Obligations Money Market Fund's investment objective is to provide as high a level of current income as is consistent with maintaining liquidity and stability of principal. The Fund invests


--------------------------------------------------------------------------------

solely in direct obligations of the U.S. Treasury, consisting of Treasury bills and notes and repurchase agreements collateralized by direct Treasury obligations. All securities acquired will have remaining maturities of thirteen months or less, and the dollar-weighted average portfolio maturity of the Fund will not exceed 90 days. The yield of the Fund is affected by changes in short term interest rates. Most recently, yields have trended lower.

EQUITY MARKET

The stock market advanced again in the calendar third quarter, building on its gains generated during the first half of the year. As investors continued purchasing mutual funds, portfolio managers bought more stock than was funded by net cash inflows. This resulted in low cash positions by many mutual funds, which could restrain future demand for stock. The favorable supply/demand scenario for stocks was aided by continued mergers, acquisitions, and stock repurchases.

During the quarter, the U.S. dollar strengthened versus other hard currencies. This introduced the possibility of foreign investment in U.S. stocks. A strong dollar hurts large multinational companies because it gives foreign competitors a pricing advantage, and profits of foreign subsidiaries translate back into fewer U.S. dollars. During the quarter, investors became more interested in smaller companies due to their limited foreign exposure.

The best performing sectors during the third quarter included financial services and utilities. The continuing outperformance of the financial services sector was fueled by attractive valuations, declining interest rates, and strong merger activity. The utility sector benefited from declining interest rates, and a move toward more defensive investments.

Earnings expectations declined during the quarter, as some companies guided estimates lower. Several potential negatives exist for the market, including: declining profit outlooks, current high growth expectations, and increasingly difficult earnings comparisons. Earnings disappointments are possible, given top-down S&P 500 growth estimates of 16% in 1995, versus bottom-up growth estimates of 25%. Even the 16% increase may prove hard to attain, given the economic environment.

Stocks continue to be supported by a number of positive factors, including: lessening inflationary pressures, a declining interest rate environment, a strengthening dollar, continued cash flows into mutual funds, potential foreign stock purchases, and corporate share buybacks. Potential negatives include: extremely low dividend yields, high price-to-book ratios, low mutual fund cash positions, decelerating earnings growth, high earnings expectations, and high investor confidence that the market will continue to provide superior returns.

The SouthTrust Vulcan Stock Fund seeks long-term capital appreciation by investing in securities, primarily common stocks, that have attractive growth prospects that, in the opinion of SouthTrust Bank of Alabama, N.A. (the "Adviser"), are not fully reflected in the stocks' prices. Under normal circumstances, the Funds' level of cash and cash equivalents will fluctuate between 0% and 15% of total assets, with 85% to 100% of assets invested in equities.

Everything considered, the positives should be able to keep the market from undergoing a significant decline. However, the market is entering a late cycle stage where volatility should increase, and sharp corrections are likely in companies and industries that do not meet expectations.


SOUTHTRUST VULCAN TREASURY OBLIGATIONS
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
U.S. TREASURY BILLS--48.7%
---------------------------------------------------------------------------------
$15,000,000    11/2/1995                                                            $ 14,997,775
               ------------------------------------------------------------------
 10,000,000    12/7/1995                                                               9,945,500
               ------------------------------------------------------------------
 15,000,000    12/7/1995                                                              14,919,225
               ------------------------------------------------------------------
 10,000,000    12/14/1995                                                              9,935,978
               ------------------------------------------------------------------
  5,000,000    1/4/1996                                                                4,952,445
               ------------------------------------------------------------------
 10,000,000    1/18/1996                                                               9,882,675
               ------------------------------------------------------------------
 15,000,000    2/1/1996                                                               14,789,933
               ------------------------------------------------------------------
 10,000,000    2/8/1996                                                                9,851,225
               ------------------------------------------------------------------
 10,000,000    2/15/1996                                                               9,844,533
               ------------------------------------------------------------------
 10,000,000    3/7/1996                                                                9,812,322
               ------------------------------------------------------------------
 15,000,000    3/14/1996                                                              14,703,246
               ------------------------------------------------------------------
 15,000,000    4/4/1996                                                               14,658,031
               ------------------------------------------------------------------   ------------
               TOTAL U.S. TREASURY BILLS                                             138,292,888
               ------------------------------------------------------------------   ------------
U.S. TREASURY STRIP--5.3%
---------------------------------------------------------------------------------
 15,000,000    5.56%, 11/15/1995                                                      14,968,853
               ------------------------------------------------------------------   ------------



SOUTHTRUST VULCAN TREASURY OBLIGATIONS
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
*REPURCHASE AGREEMENTS--46.4%
---------------------------------------------------------------------------------
$25,000,000    Donaldson, Lufkin & Jenrette Securities Corp., 5.875%, dated
               10/31/1995, due 11/1/1995                                            $ 25,000,000
               ------------------------------------------------------------------
 40,000,000    Goldman, Sachs & Co., 5.83%, dated 10/31/1995, due 11/1/1995           40,000,000
               ------------------------------------------------------------------
 21,722,000    Lehman Brothers, Inc., 5.875%, dated 10/31/1995, due 11/1/1995         21,722,000
               ------------------------------------------------------------------
 45,000,000    Sanwa Bank-BGK Securities Inc., 5.80%, dated 10/31/1995, due
               11/1/1995                                                              45,000,000
               ------------------------------------------------------------------   ------------
               TOTAL REPURCHASE AGREEMENTS                                           131,722,000
               ------------------------------------------------------------------   ------------
               TOTAL INVESTMENTS, AT AMORTIZED COST                                 $284,983,741+
               ------------------------------------------------------------------   ------------


+ Also represents the cost for federal tax purposes.

* The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

Note: The categories of investments are shown as a percentage of net assets
      ($283,796,646) at October 31, 1995.

The following acronymn is used throughout this portfolio:

STRIPs -- Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN STOCK FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                               VALUE
----------    -------------------------------------------------------------------   ------------
SHORT-TERM INVESTMENTS--9.8%
---------------------------------------------------------------------------------
              COMMERCIAL PAPER--7.2%
              -------------------------------------------------------------------
              ENERGY--3.0%
              -------------------------------------------------------------------
 5,000,000    Exxon Group, 5.69%, 11/1/1995                                         $  5,000,000
              -------------------------------------------------------------------   ------------
              FINANCIAL SERVICES--4.2%
              -------------------------------------------------------------------
 2,000,000    Ford Motor Credit Corp., 5.77%, 11/1/1995                                2,000,000
              -------------------------------------------------------------------
 5,000,000    General Electric Capital Corp., 5.76%, 11/1/1995                         5,000,000
              -------------------------------------------------------------------   ------------
              Total                                                                    7,000,000
              -------------------------------------------------------------------   ------------
              TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)                              12,000,000
              -------------------------------------------------------------------   ------------
              MUTUAL FUNDS--2.6%
              -------------------------------------------------------------------
 4,220,826    Seven Seas Government Money Market Fund (at net asset value)             4,220,826
              -------------------------------------------------------------------   ------------
              TOTAL SHORT-TERM INVESTMENTS (AT AMORTIZED COST)                        16,220,826
              -------------------------------------------------------------------   ------------
COMMON STOCKS--90.1%
---------------------------------------------------------------------------------
              CAPITAL GOODS--10.3%
              -------------------------------------------------------------------
    27,800    Caterpillar, Inc.                                                        1,560,275
              -------------------------------------------------------------------
    41,900    General Electric Co.                                                     2,650,175
              -------------------------------------------------------------------
    53,700    Illinois Tool Works, Inc.                                                3,121,313
              -------------------------------------------------------------------
    37,900    Loral Corp.                                                              2,245,575
              -------------------------------------------------------------------
    41,900    PACCAR, Inc.                                                             1,749,325
              -------------------------------------------------------------------
    89,500    Pall Corp.                                                               2,181,563
              -------------------------------------------------------------------
    79,800    Rockwell International Corp.                                             3,551,100
              -------------------------------------------------------------------   ------------
              Total                                                                   17,059,326
              -------------------------------------------------------------------   ------------
              CONSUMER DURABLES--2.5%
              -------------------------------------------------------------------
    42,400    Chrysler Corp.                                                           2,188,900
              -------------------------------------------------------------------
    52,400    Echlin, Inc.                                                             1,873,300
              -------------------------------------------------------------------   ------------
              Total                                                                    4,062,200
              -------------------------------------------------------------------   ------------



SOUTHTRUST VULCAN STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                                               VALUE
----------    -------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
              CONSUMER NON-DURABLES--8.6%
              -------------------------------------------------------------------
    82,000    Hudson Foods, Inc.                                                    $  1,158,250
              -------------------------------------------------------------------
    36,500    IBP, Inc.                                                                2,185,437
              -------------------------------------------------------------------
    59,300    Philip Morris Cos., Inc.                                                 5,010,850
              -------------------------------------------------------------------
    49,000    Procter & Gamble Co.                                                     3,969,000
              -------------------------------------------------------------------
    62,300    Sara Lee Corp.                                                           1,830,063
              -------------------------------------------------------------------   ------------
              Total                                                                   14,153,600
              -------------------------------------------------------------------   ------------
              CONSUMER SERVICES--2.4%
              -------------------------------------------------------------------
    67,600    Disney, Walt Co.                                                         3,895,450
              -------------------------------------------------------------------   ------------
              ENERGY--8.0%
              -------------------------------------------------------------------
    33,200    Amoco Corp.                                                              2,120,650
              -------------------------------------------------------------------
    51,800    Ashland, Inc.                                                            1,638,175
              -------------------------------------------------------------------
   102,300    Coastal Corp.                                                            3,311,962
              -------------------------------------------------------------------
    38,100    Exxon Corp.                                                              2,909,887
              -------------------------------------------------------------------
    32,000    Mobil Corp.                                                              3,224,000
              -------------------------------------------------------------------   ------------
              Total                                                                   13,204,674
              -------------------------------------------------------------------   ------------
              FINANCIAL SERVICES--12.3%
              -------------------------------------------------------------------
    40,800    American International Group                                             3,442,500
              -------------------------------------------------------------------
    46,100    Bank of New York Company, Inc.                                           1,936,200
              -------------------------------------------------------------------
    29,200    Chubb Corp.                                                              2,624,350
              -------------------------------------------------------------------
    22,400    Federal National Mortgage Association                                    2,349,200
              -------------------------------------------------------------------
   120,400    Keycorp                                                                  4,063,500
              -------------------------------------------------------------------
    54,200    NationsBank Corp.                                                        3,563,650
              -------------------------------------------------------------------
    36,300    Sunamerica, Inc.                                                         2,259,675
              -------------------------------------------------------------------   ------------
              Total                                                                   20,239,075
              -------------------------------------------------------------------   ------------
              HEALTH CARE--8.4%
              -------------------------------------------------------------------
    33,700    Bristol Myers Squibb Co.                                                 2,569,625
              -------------------------------------------------------------------
    55,300    Columbia/HCA Healthcare Corp.                                            2,716,612
              -------------------------------------------------------------------



SOUTHTRUST VULCAN STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                                               VALUE
----------    -------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
              HEALTH CARE--CONTINUED
              -------------------------------------------------------------------
    98,000    FHP International Corp.                                               $  2,376,500
              -------------------------------------------------------------------
    63,200    Mallinckrodt Group, Inc.                                                 2,196,200
              -------------------------------------------------------------------
    69,400    Pfizer, Inc.                                                             3,981,825
              -------------------------------------------------------------------   ------------
              Total                                                                   13,840,762
              -------------------------------------------------------------------   ------------
              MULTI-INDUSTRY--1.4%
              -------------------------------------------------------------------
    53,500    Tenneco, Inc.                                                            2,347,313
              -------------------------------------------------------------------   ------------
              RAW MATERIALS--7.4%
              -------------------------------------------------------------------
    58,000    International Paper Co.                                                  2,146,000
              -------------------------------------------------------------------
    94,600    Praxair, Inc.                                                            2,554,200
              -------------------------------------------------------------------
    17,700    Rohm & Haas                                                                977,925
              -------------------------------------------------------------------
    76,900    Sherwin-Williams Co.                                                     2,893,363
              -------------------------------------------------------------------
    56,000    Union Carbide Corp.                                                      2,121,000
              -------------------------------------------------------------------
    43,900    Wolverine Tube, Inc.                                                     1,563,938(a)
              -------------------------------------------------------------------   ------------
              Total                                                                   12,256,426
              -------------------------------------------------------------------   ------------
              RETAIL--5.1%
              -------------------------------------------------------------------
    36,000    Dillard Department Stores                                                  976,500
              -------------------------------------------------------------------
    69,200    J.C. Penney Company, Inc.                                                2,915,050
              -------------------------------------------------------------------
    43,600    May Department Stores Co.                                                1,711,300
              -------------------------------------------------------------------
   130,000    Wal-Mart Stores, Inc.                                                    2,811,250
              -------------------------------------------------------------------   ------------
              Total                                                                    8,414,100
              -------------------------------------------------------------------   ------------
              TECHNOLOGY--17.0%
              -------------------------------------------------------------------
    50,100    Hewlett-Packard Co.                                                      4,640,512
              -------------------------------------------------------------------
    82,800    Intel Corp.                                                              5,785,650
              -------------------------------------------------------------------
   160,400    MCI Communications                                                       3,999,975
              -------------------------------------------------------------------



SOUTHTRUST VULCAN STOCK FUND
--------------------------------------------------------------------------------

  SHARES                                                                               VALUE
----------    -------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------
              TECHNOLOGY--CONTINUED
              -------------------------------------------------------------------
    61,800    Motorola, Inc.                                                        $  4,055,625
              -------------------------------------------------------------------
    72,600    Sprint Corp.                                                             2,795,100
              -------------------------------------------------------------------
    87,800    Sun Microsystems, Inc.                                                   6,848,400
              -------------------------------------------------------------------   ------------
              Total                                                                   28,125,262
              -------------------------------------------------------------------   ------------
              TRANSPORTATION--2.9%
              -------------------------------------------------------------------
    30,300    Norfolk Southern Corp.                                                   2,340,675
              -------------------------------------------------------------------
   132,500    TNT Freightways Corp.                                                    2,385,000
              -------------------------------------------------------------------   ------------
              Total                                                                    4,725,675
              -------------------------------------------------------------------   ------------
              UTILITIES--3.8%
              -------------------------------------------------------------------
     3,800    Commonwealth Energy System Companies                                       161,025
              -------------------------------------------------------------------
    62,500    Consolidated Edison Co. of New York, Inc.                                1,898,437
              -------------------------------------------------------------------
    41,800    Houston Industries, Inc.                                                 1,938,475
              -------------------------------------------------------------------
   156,100    Westcoast Energy, Inc.                                                   2,302,475
              -------------------------------------------------------------------   ------------
              Total                                                                    6,300,412
              -------------------------------------------------------------------   ------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $121,049,460)                     148,624,275
              -------------------------------------------------------------------   ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $137,270,286)                      $164,845,101+
              -------------------------------------------------------------------   ------------


+ The cost of investments for federal tax purposes amounts to $137,270,286. The net unrealized appreciation of investments on a federal tax basis amounts to $27,574,815, which is comprised of $29,799,671 appreciation and $2,224,856 depreciation at October 31, 1995.

(a) Non-income producing securities.

Note: The categories of investments are shown as a percentage of net assets
      ($164,932,784) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    --------------------------------------------------------------------   -----------
LONG-TERM INVESTMENTS--94.8%
----------------------------------------------------------------------------------
CORPORATE BONDS--46.2%
----------------------------------------------------------------------------------
              BANKING--4.6%
              --------------------------------------------------------------------
$2,500,000    Bank of New York, Inc., 8.50%, 12/15/2004                              $ 2,809,925
              --------------------------------------------------------------------
 1,000,000    Wachovia Corp., 6.375%, 4/15/2003                                          992,010
              --------------------------------------------------------------------   -----------
              Total                                                                    3,801,935
              --------------------------------------------------------------------   -----------
              CONSUMER NON-DURABLES--4.4%
              --------------------------------------------------------------------
 1,000,000    PepsiCo, Inc., 6.25%, 9/1/1999                                           1,005,500
              --------------------------------------------------------------------
 1,500,000    Philip Morris Cos., Inc., 7.125%, 10/1/2004                              1,536,840
              --------------------------------------------------------------------
 1,000,000    Philip Morris Cos., Inc., 7.125%, 12/1/1999                              1,026,690
              --------------------------------------------------------------------   -----------
              Total                                                                    3,569,030
              --------------------------------------------------------------------   -----------
              CONSUMER SERVICES--2.4%
              --------------------------------------------------------------------
 2,000,000    Gannett Co., 5.85%, 5/1/2000                                             1,973,960
              --------------------------------------------------------------------   -----------
              ELECTRONIC TECHNOLOGY--2.8%
              --------------------------------------------------------------------
 2,300,000    Motorola, Inc., 6.50%, 3/1/2008                                          2,292,479
              --------------------------------------------------------------------   -----------
              FINANCE--21.2%
              --------------------------------------------------------------------
 2,000,000    Associates Corp. North America                                           1,979,980
              --------------------------------------------------------------------
 2,000,000    Equifax, Inc., 6.50%, 6/15/2003                                          1,997,760
              --------------------------------------------------------------------
 2,500,000    Ford Motor Credit Corp., 7.75%, 10/1/1999                                2,629,000
              --------------------------------------------------------------------
 1,000,000    International Business Machines Credit Corp., 5.22%, 2/16/1996             997,120
              --------------------------------------------------------------------
 2,000,000    International Lease Financing Corp., 5.60%, 1/17/1996                    1,997,600
              --------------------------------------------------------------------
   275,000    International Lease Financing Corp., 5.75%, 1/15/1996                      274,973
              --------------------------------------------------------------------
 3,500,000    Northern Trust Co., 6.70%, 9/15/2005                                     3,515,400
              --------------------------------------------------------------------
 1,500,000    Prudential Home Mtg., 7.05%, 3/25/2008                                   1,512,239
              --------------------------------------------------------------------
 2,500,000    Standard Credit Card Master Service, 7.875%, 11/7/1998                   2,632,525
              --------------------------------------------------------------------   -----------
              Total                                                                   17,536,597
              --------------------------------------------------------------------   -----------



SOUTHTRUST VULCAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    --------------------------------------------------------------------   -----------
LONG-TERM INVESTMENTS--CONTINUED
----------------------------------------------------------------------------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
              HEALTHCARE--2.1%
              --------------------------------------------------------------------
$1,000,000    Johnson & Johnson, 8.00%, 9/1/1998                                     $ 1,016,960
              --------------------------------------------------------------------
   750,000    Merck & Co., Inc., 6.00%, 1/15/1997                                        751,170
              --------------------------------------------------------------------   -----------
              Total                                                                    1,768,130
              --------------------------------------------------------------------   -----------
              RAW MATERIALS--1.4%
              --------------------------------------------------------------------
 1,000,000    duPont (E.I.) de Nemours & Co., 8.125%, 3/15/2004                        1,111,330
              --------------------------------------------------------------------   -----------
              TELECOMMUNICATIONS--1.2%
              --------------------------------------------------------------------
 1,000,000    New England Telephone & Telegraph Co., 6.25%, 12/15/1997                 1,003,100
              --------------------------------------------------------------------   -----------
              TRANSPORTATION--3.1%
              --------------------------------------------------------------------
 1,000,000    Norfolk Southern Corp., 7.75%, 8/15/2006                                 1,097,420
              --------------------------------------------------------------------
 1,500,000    Union Pacific Corp., 6.44%, 1/15/1998                                    1,513,365
              --------------------------------------------------------------------   -----------
              Total                                                                    2,610,785
              --------------------------------------------------------------------   -----------
              UTILITIES--3.0%
              --------------------------------------------------------------------
 2,000,000    Baltimore Gas & Electric Co., 5.85%, 7/19/2000                           1,959,960
              --------------------------------------------------------------------
   500,000    Southern Ry Co., 10.00%, 7/15/1996                                         513,810
              --------------------------------------------------------------------   -----------
              Total                                                                    2,473,770
              --------------------------------------------------------------------   -----------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $36,146,602)                     38,141,116
              --------------------------------------------------------------------   -----------
GOVERNMENT AGENCIES--27.0%
----------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION--3.7%
              --------------------------------------------------------------------
 3,000,000    7.41%, 8/3/2005                                                          3,042,090
              --------------------------------------------------------------------   -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.4%
              --------------------------------------------------------------------
 2,088,932    10.00%, 1/1/2020                                                         2,278,858
              --------------------------------------------------------------------
 1,075,000    7.50%, 11/25/2004                                                        1,123,289
              --------------------------------------------------------------------
 2,500,000    8.25%, 10/12/2004                                                        2,664,450
              --------------------------------------------------------------------   -----------
              Total                                                                    6,066,597
              --------------------------------------------------------------------   -----------



SOUTHTRUST VULCAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    --------------------------------------------------------------------   -----------
LONG-TERM INVESTMENTS--CONTINUED
----------------------------------------------------------------------------------
GOVERNMENT AGENCIES--CONTINUED
----------------------------------------------------------------------------------
              UNASSIGNED--3.7%
              --------------------------------------------------------------------
$3,000,000    Resolution Trust Corp., 7.50%, 10/25/2028                              $ 3,028,125
              --------------------------------------------------------------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC.--12.2%
              --------------------------------------------------------------------
 1,742,487    7.00%, 8/15/2008                                                         1,764,790
              --------------------------------------------------------------------
   919,227    8.00%, 5/15/2022                                                           948,513
              --------------------------------------------------------------------
 2,226,043    8.50%, 10/15/2009                                                        2,326,883
              --------------------------------------------------------------------
   997,289    8.50%, 8/15/2024                                                         1,038,098
              --------------------------------------------------------------------
 2,200,514    9.50%, 11/15/2024                                                        2,350,391
              --------------------------------------------------------------------
 1,239,621    9/50%, 4/15/2020                                                         1,327,931
              --------------------------------------------------------------------
   203,566    9.50%, 9/15/2019                                                           218,068
              --------------------------------------------------------------------   -----------
              Total                                                                    9,974,674
              --------------------------------------------------------------------   -----------
              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,423,160)                 22,111,486
              --------------------------------------------------------------------   -----------
U.S. TREASURY--21.6%
----------------------------------------------------------------------------------
              TREASURY BONDS--4.2%
              --------------------------------------------------------------------
 1,000,000    7.25%, 5/15/2016                                                         1,096,860
              --------------------------------------------------------------------
 1,000,000    7.875%, 2/15/2021                                                        1,177,510
              --------------------------------------------------------------------
 1,000,000    8.00%, 11/15/2021                                                        1,196,420
              --------------------------------------------------------------------   -----------
              Total                                                                    3,470,790
              --------------------------------------------------------------------   -----------
              TREASURY NOTES--17.4%
              --------------------------------------------------------------------
 1,000,000    4.375%, 11/15/1996                                                         987,730
              --------------------------------------------------------------------
 1,500,000    4.75%, 2/15/1997                                                         1,483,470
              --------------------------------------------------------------------
 1,000,000    5.50%, 7/31/1997                                                           998,320
              --------------------------------------------------------------------
 2,000,000    6.50%, 8/15/1997                                                         2,029,780
              --------------------------------------------------------------------
   500,000    6.75%, 2/28/1997                                                           507,200
              --------------------------------------------------------------------
 1,000,000    7.00%, 4/15/1999                                                         1,038,910
              --------------------------------------------------------------------
 1,000,000    7.125%, 10/15/1998                                                       1,038,540
              --------------------------------------------------------------------
 2,000,000    7.25%, 8/15/2004                                                         2,165,360
              --------------------------------------------------------------------



SOUTHTRUST VULCAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
----------    --------------------------------------------------------------------   -----------
LONG-TERM INVESTMENTS--CONTINUED
----------------------------------------------------------------------------------
U.S. TREASURY--CONTINUED
----------------------------------------------------------------------------------
              TREASURY NOTES--CONTINUED
              --------------------------------------------------------------------
$  800,000    8.00%, 10/15/1996                                                      $   817,592
              --------------------------------------------------------------------
 1,000,000    8.00%, 5/15/2001                                                         1,101,130
              --------------------------------------------------------------------
 1,000,000    8.00%, 8/15/1999                                                         1,075,030
              --------------------------------------------------------------------
 1,000,000    8.125%, 2/15/1998                                                        1,052,060
              --------------------------------------------------------------------   -----------
              Total                                                                   14,295,122
              --------------------------------------------------------------------   -----------
              TOTAL U.S. TREASURY (IDENTIFIED COST $16,845,134)                       17,765,912
              --------------------------------------------------------------------   -----------
              TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST $74,414,896)
              --------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.7%
----------------------------------------------------------------------------------
              MUTUAL FUNDS--3.7%
              --------------------------------------------------------------------
 3,024,847    Seven Seas Government Money Market (at net asset value)                  3,024,847
              --------------------------------------------------------------------   -----------
              TOTAL INVESTMENTS (IDENTIFIED COST $77,439,743)                        $81,043,361
              --------------------------------------------------------------------   -----------


+ The cost of investments for federal tax purposes amounts to $77,439,743. The net unrealized appreciation of investments on a federal tax basis amounts to $3,603,618 which is comprised of $3,674,514 appreciation and $70,896 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($82,150,691) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                TREASURY
                                                              OBLIGATIONS
                                                              MONEY MARKET        STOCK            BOND
                                                                  FUND             FUND            FUND
                                                              ------------     ------------     -----------
ASSETS:
-----------------------------------------------------------
Investments in repurchase agreements                          $131,722,000     $         --     $        --
-----------------------------------------------------------
Investments in securities                                      153,261,741      164,845,101      81,043,361
-----------------------------------------------------------   ------------     ------------     -----------
    Total investments in securities, at amortized cost and
    value                                                      284,983,741      164,845,101      81,043,361
-----------------------------------------------------------   ------------     ------------     -----------
Cash                                                                    88               --              --
-----------------------------------------------------------
Income receivable                                                   21,353          182,360       1,122,814
-----------------------------------------------------------
Deferred expenses                                                   31,913           10,993          10,429
-----------------------------------------------------------   ------------     ------------     -----------
    Total assets                                               285,037,095      165,038,454      82,176,604
-----------------------------------------------------------   ------------     ------------     -----------
LIABILITIES:
-----------------------------------------------------------
Payable for shares redeemed                                             --            5,585           4,877
-----------------------------------------------------------
Income distribution payable                                      1,222,045               --              --
-----------------------------------------------------------
Accrued expenses                                                    18,404          100,085          21,036
-----------------------------------------------------------   ------------     ------------     -----------
    Total liabilities                                            1,240,449          105,670          25,913
-----------------------------------------------------------   ------------     ------------     -----------
NET ASSETS CONSIST OF:
-----------------------------------------------------------
Paid-in capital                                                283,796,646     $131,591,114     $79,432,993
-----------------------------------------------------------
Net unrealized appreciation of investments                              --       27,574,815       3,603,618
-----------------------------------------------------------
Accumulated net realized gain on investments                            --        5,615,298        (972,697)
-----------------------------------------------------------
Undistributed net investment income                                     --          151,557          86,777
-----------------------------------------------------------   ------------     ------------     -----------
    Total Net Assets                                          $283,796,646     $164,932,784     $82,150,691
-----------------------------------------------------------   ------------     ------------     -----------
Shares outstanding                                             283,796,646     $ 12,698,388     $ 7,956,074
-----------------------------------------------------------   ------------     ------------     -----------
Net Asset Value Per Share: (Net Assets / Shares
  Outstanding)                                                $       1.00     $      12.99     $     10.33
-----------------------------------------------------------   ------------     ------------     -----------
Offering Price Per Share:*                                    $         --     $      13.60     $     10.76
-----------------------------------------------------------   ------------     ------------     -----------
Redemption Proceeds Per Share:**                              $         --     $      12.86     $     10.33
-----------------------------------------------------------   ------------     ------------     -----------


 * See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN FUNDS

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             TREASURY OBLIGATIONS          STOCK            BOND
                                                               MONEY MARKET FUND           FUND             FUND
                                                             ---------------------      -----------      ----------
INVESTMENT INCOME:
----------------------------------------------------------
Interest                                                          $ 8,526,840           $   564,893      $2,763,642
Dividends                                                                  --             1,456,741              --
----------------------------------------------------------     --------------            ----------       ---------
    Total income                                                    8,526,840             2,021,634       2,763,642
----------------------------------------------------------     --------------            ----------       ---------
EXPENSES:
----------------------------------------------------------
Investment advisory fee                                               734,420               578,420         243,959
----------------------------------------------------------
Directors'/Trustees' fees                                               5,316                 1,962           2,461
----------------------------------------------------------
Administrative personnel and services fee                             198,803               104,594          55,146
----------------------------------------------------------
Custodian fees                                                         15,730                 9,923          11,125
----------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                4,503                24,293          15,715
----------------------------------------------------------
Share registration costs                                               13,686                46,174          12,369
----------------------------------------------------------
Auditing fees                                                           2,225                 4,925           5,915
----------------------------------------------------------
Legal fees                                                              3,684                 4,701           2,860
----------------------------------------------------------
Printing and postage                                                    1,851                13,529           6,401
----------------------------------------------------------
Portfolio accounting fees                                               8,159                33,245          30,045
----------------------------------------------------------
Insurance premiums                                                      1,763                     0           2,105
----------------------------------------------------------
Miscellaneous                                                           3,312                 1,927           2,232
----------------------------------------------------------     --------------            ----------       ---------
    Total expenses                                                    993,452               823,693         390,333
----------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------
    Waiver of investment advisory fee                                (293,768)              (77,123)        (20,330)
----------------------------------------------------------
    Waiver of administrative personnel and services fee               (44,065)              (38,561)        (20,330)
----------------------------------------------------------      -------------             ---------        --------
    Total waivers                                                    (337,833)             (115,684)        (40,660)
----------------------------------------------------------      -------------             ---------        --------
        Net expenses                                                  655,619               708,009         349,673
----------------------------------------------------------      -------------             ---------        --------
            Net investment income                                 $ 7,871,221             1,313,625       2,413,969
----------------------------------------------------------     --------------            ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------
Net realized gain on investments                                           --             3,966,847          99,350
----------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments                                                                --            14,321,916       2,809,024
----------------------------------------------------------     --------------            ----------       ---------
    Net realized and unrealized gain on investments                        --            18,288,763       2,908,374
----------------------------------------------------------     --------------            ----------       ---------
        Change in net assets resulting from operations            $ 7,871,221           $19,602,388      $5,322,343
----------------------------------------------------------     --------------            ----------       ---------


(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             TREASURY OBLIGATIONS
                              MONEY MARKET FUND                        STOCK FUND                           BOND FUND
                       --------------------------------     --------------------------------     --------------------------------
                          SIX MONTHS                           SIX MONTHS                           SIX MONTHS
                            ENDED                                ENDED                                ENDED
                         (UNAUDITED)       YEAR ENDED         (UNAUDITED)       YEAR ENDED         (UNAUDITED)       YEAR ENDED
                       OCTOBER 31, 1995  APRIL 30, 1995     OCTOBER 31, 1995  APRIL 30, 1995     OCTOBER 31, 1995  APRIL 30, 1995
---------------------- ----------------  --------------     ----------------  --------------     ----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS:
----------------------
OPERATIONS--
----------------------
Net investment
income/operating loss   $    7,871,221   $  11,615,086        $  1,313,625     $  1,668,815        $  2,413,969     $  3,580,655
----------------------     -----------     -----------         -----------       ----------          ----------       ----------
Net realized gain
  (loss) on
investments                         --              --           3,966,847        1,895,010              99,350       (1,069,134)
----------------------
Net change in
  unrealized
appreciation
(depreciation)                      --              --          14,321,916       13,350,921           2,809,024        1,563,871
----------------------     -----------     -----------         -----------       ----------          ----------       ----------
   Change in net
   assets resulting
   from operations           7,871,221      11,615,086          19,602,388       16,914,746           5,322,343        4,075,392
----------------------     -----------     -----------         -----------       ----------          ----------       ----------
DISTRIBUTIONS TO
SHAREHOLDERS--
----------------------
Distributions from net
investment income           (7,871,221)    (11,615,086 )        (1,276,848)      (1,569,099)         (2,407,155)      (3,536,738)
----------------------
   Change in net
   assets from
   distributions to
   shareholders             (7,871,221)    (11,615,086 )        (1,276,848)      (1,569,099)         (2,407,155)      (3,536,738)
----------------------     -----------     -----------         -----------       ----------          ----------       ----------
SHARE TRANSACTIONS--
----------------------
Proceeds from sale of
  shares                   597,618,291     906,326,760          22,186,670       99,535,036           8,537,128       58,552,670
----------------------
Net asset value of
  shares issued to
shareholders in
payment of
distributions declared          66,270          56,458              34,213           78,162              16,247           41,423
----------------------
Cost of shares
 redeemed                 (628,087,961)   (871,107,428 )       (13,894,405)     (13,792,151)         (5,726,606)     (15,491,406)
----------------------     -----------     -----------         -----------       ----------          ----------       ----------
   Change in net
   assets resulting
   from share
   transactions            (30,403,400)     35,275,790           8,326,478       85,821,047           2,826,769       43,102,687
----------------------     -----------     -----------         -----------       ----------          ----------       ----------
       Change in net
       assets              (30,403,400)     35,275,790          26,652,018      101,166,694           5,741,957       43,641,341
----------------------
NET ASSETS:
----------------------
Beginning of period        314,200,046     278,924,255         138,280,766       37,114,072          76,408,734       32,767,393
----------------------     -----------     -----------         -----------       ----------          ----------       ----------
End of period           $  283,796,646   $ 314,200,046        $164,932,784     $138,280,766        $ 82,150,691     $ 76,408,734
----------------------     -----------     -----------         -----------       ----------          ----------       ----------
Undistributed net
  investment income     $           --   $          --        $    151,557     $    114,802        $     86,777     $     75,532
----------------------     -----------     -----------         -----------       ----------          ----------       ----------


(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN TREASURY OBLIGATIONS

MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                              ENDED
                                                           (UNAUDITED)        YEAR ENDED APRIL 30,
                                                           OCTOBER 31,    -----------------------------
                                                              1995         1995       1994      1993(A)
                                                           -----------    ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  1.00      $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income                                         0.03        0.05       0.03       0.03
--------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                     (0.03)      (0.05)     (0.03)     (0.03)
--------------------------------------------------------     -------       -----      -----     ------
NET ASSET VALUE, END OF PERIOD                               $  1.00      $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------------    --------      ------     ------     -------
TOTAL RETURN (B)                                                2.73%       4.62%      2.83%      2.93%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                      0.45%(c)    0.43%      0.40%      0.39%(c)
--------------------------------------------------------
  Net investment income                                         5.36%(c)    4.56%      2.81%      2.93%(c)
--------------------------------------------------------
  Expense waiver/reimbursement (d)                              0.23%(c)    0.30%      0.33%      0.36%(c)
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                     $283,797    $314,200   $278,924   $194,771
--------------------------------------------------------


(a) Reflects operations for the period from May 8, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN STOCK FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               SIX MONTHS
                                                                  ENDED
                                                               (UNAUDITED)        YEAR ENDED APRIL 30,
                                                               OCTOBER 31,    -----------------------------
                                                                  1995         1995       1994      1993(A)
                                                               -----------    ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 11.51      $10.08     $10.36     $10.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                             0.10        0.20       0.19       0.19
------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments            1.48        1.43      (0.28)      0.35
------------------------------------------------------------    --------      ------     ------     -------
  Total from investment operations                                  1.58        1.63      (0.09)      0.54
------------------------------------------------------------    --------      ------     ------     -------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                         (0.10)      (0.20)     (0.19)     (0.18)
------------------------------------------------------------
  Distributions in excess of net investment income                  0.00        0.00       0.00       0.00
------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                (0.10)      (0.20)     (0.19)     (0.18)
------------------------------------------------------------    --------      ------     ------     -------
NET ASSET VALUE, END OF PERIOD                                   $ 12.99      $11.51     $10.08     $10.36
------------------------------------------------------------    --------      ------     ------     -------
TOTAL RETURN (B)                                                   13.80%      16.36%     (0.90%)     5.54%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                          0.92%(c)    0.74%      0.48%      0.39%(c)
------------------------------------------------------------
  Net investment income                                             1.70%(c)    1.95%      1.82%      1.91%(c)
------------------------------------------------------------
  Expense waiver/reimbursement (d)                                  0.15%(c)    0.39%      0.69%      0.74%(c)
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
  Net assets, end of period (000 omitted)                       $164,933      $138,281   $37,114    $30,935
------------------------------------------------------------
  Portfolio turnover                                                  16%         57%        46%        34%
------------------------------------------------------------


(a) Reflects operations for the period from May 8, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           SIX MONTHS
                                                              ENDED
                                                           (UNAUDITED)         YEAR ENDED APRIL 30
                                                           OCTOBER 31,    -----------------------------
                                                              1995         1995       1994      1993(A)
                                                           -----------    ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  9.95      $10.04     $10.71     $10.00
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income                                         0.30        0.61       0.63       0.66
--------------------------------------------------------
  Net realized and unrealized gain (loss) on investments        0.38       (0.09)     (0.58)      0.69
--------------------------------------------------------    --------      ------     ------     -------
Total from investment operations                                0.68        0.52       0.05       1.35
--------------------------------------------------------    --------      ------     ------     -------
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                     (0.30)      (0.61)     (0.65)     (0.62)
--------------------------------------------------------
  Distributions from net realized gain on investment
  transactions                                                  0.00        0.00      (0.07)     (0.02)
--------------------------------------------------------    --------      ------     ------     -------
TOTAL DISTRIBUTIONS                                            (0.30)      (0.61)     (0.72)     (0.64)
--------------------------------------------------------    --------      ------     ------     -------
NET ASSET VALUE, END OF PERIOD                               $ 10.33      $ 9.95     $10.04     $10.71
--------------------------------------------------------    --------      ------     ------     -------
TOTAL RETURN (B)                                                6.95%       5.41%      0.33%     13.44%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                      0.86%(c)    0.75%      0.51%      0.39%(c)
--------------------------------------------------------
  Net investment income                                         5.92%(c)    6.29%      5.97%      6.53%(c)
--------------------------------------------------------
  Expense waiver/reimbursement (d)                              0.10%(c)    0.28%      0.58%      0.59%(c)
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                    $82,151      $76,409    $32,767    $25,989
--------------------------------------------------------
  Portfolio turnover                                              11%         48%         6%        19%
--------------------------------------------------------


(a) Reflects operations for the period from May 8, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


SOUTHTRUST VULCAN FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

SouthTrust Vulcan Funds (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company consists of three diversified portfolios:
Treasury Obligations Money Market Fund ("Treasury Obligations"), Stock Fund ("Stock"), and Bond Fund ("Bond") (individually referred to as a "Fund," or collectively as, the "Funds"). The assets of each Fund are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service. Treasury Obligations use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end investment companies are valued at net asset value.

     REPURCHASE AGREEMENTS--It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily.


SOUTHTRUST VULCAN FUNDS
--------------------------------------------------------------------------------

     Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Company's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1995, the Bond Fund, for federal tax purposes, had a capital loss carryforward of $252,919, which will reduce the Bond Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Bond Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     Additionally, the Bond Fund's net capital losses of $820,719 attributable to security transactions incurred after October 31, 1994 are treated as arising on May 1, 1995, the first day of the Bond Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS --The Company may engage in when-issued or delayed delivery transactions. The Company records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Company with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering the shares and organizational expenses, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Company's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


SOUTHTRUST VULCAN FUNDS
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value of $0.001). Transactions in shares were as follows:

                                           SIX MONTHS ENDED                              YEAR ENDED
                                           OCTOBER 31, 1995                            APRIL 30, 1995
                                --------------------------------------    ----------------------------------------
                                  TREASURY                                  TREASURY
                                OBLIGATIONS       STOCK         BOND      OBLIGATIONS       STOCK          BOND
-----------------------------   ------------    ----------    --------    ------------    ----------    ----------
Shares sold                      597,618,291     1,780,993     837,135     906,326,761     9,649,918     5,999,668
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                              66,270         2,729       1,594          56,458         7,567         4,223
-----------------------------
Shares redeemed                 (628,087,961)   (1,103,875)   (560,305)   (871,107,428)   (1,319,808)   (1,591,198)
-----------------------------   ------------    ----------    --------    ------------    ----------    ----------
  Net change resulting from
  share transactions             (30,403,400)      679,847     278,424      35,275,791     8,337,677     4,412,693
-----------------------------   ------------    ----------    --------    ------------    ----------    ----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--SouthTrust Bank of Alabama, N.A., the Company's investment adviser ("Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive all or a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                                                                                      ANNUAL
                                       FUND                                            RATE
-----------------------------------------------------------------------------------   -------
Treasury Obligations                                                                     0.50%
-----------------------------------------------------------------------------------
Stock                                                                                    0.75%
-----------------------------------------------------------------------------------
Bond                                                                                     0.60%
-----------------------------------------------------------------------------------


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Company with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Company for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Company. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Company's accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.


SOUTHTRUST VULCAN FUNDS
--------------------------------------------------------------------------------

Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1995, were as follows:

                               FUND                                    PURCHASES        SALES
-------------------------------------------------------------------   -----------    -----------
Stock                                                                 $33,069,034    $21,860,198
-------------------------------------------------------------------   -----------    -----------
Bond                                                                  $12,051,060    $ 8,325,241
-------------------------------------------------------------------   -----------    -----------

TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
Charles G. Brown, III                           William O. Vann
Russell W. Chambliss                            Chairman
Thomas L. Merrill, Sr.                          Thomas L. Merrill, Sr.
D. Riley Stuart                                 Vice Chairman
William O. Vann                                 Edward C. Gonzales
                                                President and Treasurer
                                                C. Christine Thomson
                                                Assistant Treasurer
                                                Peter J. Germain
                                                Secretary
                                                C. Todd Gibson
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Company's prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

                                                                                                                         844734202
                                                     Investment Adviser:                                                 844734301
                                                           [LOGO]                                                        844734103
                                                      of Alabama, N.A.                                             3110408 (12/95)